Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry forwards	$ 6,893,492	$ 4,981,536
Provision for doubtful debts	1,996,852	2,039,292
Finance lease liabilities	334,895	1,226,495
Impairment on inventory	1,204,730	2,446,724
Impairment of intangible assets	458,576	803,418
Impairment of long-term investment	583,539	599,928
Deferred tax assets, gross	11,472,084	12,097,393
Less: valuation allowance	(10,693,306)	(10,605,326)	$ (3,936,504)	$ (1,218,319)
Total deferred tax assets, net	778,778	1,492,067
Deferred tax liabilities
Finance lease right-of-use assets	778,778	1,492,067
Assets acquired in the asset acquisition	189,551	195,327
Total deferred tax liabilities	968,329	1,687,394
Deferred tax assets, net
Deferred tax liabilities, net	$ 189,551	$ 195,327